HSBC Holdings balance sheet - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	$ 45,063	$ 49,804
Derivatives	284,146	196,882
Loans and advances to HSBC undertakings	104,882	83,136
Financial investments	425,564	446,274
Prepayments, accrued income and other assets	156,866	136,571
Current tax assets	1,230	970
Deferred tax assets	7,498	4,624
Total assets	2,966,530	2,957,939
Liabilities
Financial liabilities designated at fair value	127,327	145,502
Derivatives	285,764	191,064
Debt securities in issue	78,149	78,557
Accruals, deferred income and other liabilities	133,240	114,773
Subordinated liabilities	22,290	20,487
Deferred tax liabilities	2,422	4,673
Total liabilities	2,770,502	2,751,162
Equity
Called up share capital	10,147	10,316
Share premium account	14,664	14,602
Other equity instruments	19,746	22,414
Merger and other reserves	(9,141)	6,460
Retained earnings	152,068	144,458
Total equity	196,028	206,777
Total liabilities and equity	2,966,530	2,957,939
HSBC Holdings
Assets
Cash and balances with HSBC undertakings	3,210	2,590
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	52,322	51,408
Derivatives	3,801	2,811
Loans and advances to HSBC undertakings	26,765	25,108
Financial investments	19,466	26,194
Prepayments, accrued income and other assets	5,242	1,513
Current tax assets	464	122
Investments in subsidiaries	167,542	163,211
Intangible assets	189	215
Deferred tax assets	2,100	0
Total assets	281,101	273,172
Liabilities
Amounts owed to HSBC undertakings	314	111
Financial liabilities designated at fair value	32,123	32,418
Derivatives	6,922	1,220
Debt securities in issue	66,938	67,483
Accruals, deferred income and other liabilities	1,969	4,240
Subordinated liabilities	19,727	17,059
Deferred tax liabilities	0	311
Total liabilities	127,993	122,842
Equity
Called up share capital	10,147	10,316
Share premium account	14,664	14,602
Other equity instruments	19,746	22,414
Merger and other reserves	40,555	37,882
Retained earnings	67,996	65,116
Total equity	153,108	150,330
Total liabilities and equity	$ 281,101	$ 273,172